CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Jun. 29, 2011	$ 438,910	$ 17,625	$ 463,688	$ 2,013,189	$ (2,055,592)	$ 0
Balance, shares at Jun. 29, 2011		82,938,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	151,232	0	0	151,232	0	0
Other Comprehensive Loss	0
Dividends	(51,563)	0	0	(51,563)	0	0
Stock-based compensation	13,461	0	13,461	0	0	0
Purchases of treasury stock	(287,291)	0	(2,901)	0	(284,390)	0
Purchases of treasury stock, shares		(10,966,000)
Issuances of common stock	43,416	0	(9,175)	0	52,591	0
Issuances of common stock, shares		2,370,000
Excess tax benefit from stock-based compensation	1,708	0	1,708	0	0	0
Balance at Jun. 27, 2012	309,873	17,625	466,781	2,112,858	(2,287,391)	0
Balance, shares at Jun. 27, 2012		74,342,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	163,359	0	0	163,359	0	0
Other Comprehensive Loss	0
Dividends	(58,594)	0	0	(58,594)	0	0
Stock-based compensation	16,610	0	16,610	0	0	0
Purchases of treasury stock	(333,384)	0	(5,565)	0	(327,819)	0
Purchases of treasury stock, shares		(9,176,000)
Issuances of common stock	41,190	0	(10,709)	0	51,899	0
Issuances of common stock, shares		2,278,000
Excess tax benefit from stock-based compensation	10,303	0	10,303	0	0	0
Balance at Jun. 26, 2013	149,357	17,625	477,420	2,217,623	(2,563,311)	0
Balance, shares at Jun. 26, 2013	67,444,099	67,444,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	154,039	0	0	154,039	0	0
Other Comprehensive Loss	(940)	0	0	0	0	(940)
Dividends	(65,130)	0	0	(65,130)	0	0
Stock-based compensation	16,888	0	16,888	0	0	0
Purchases of treasury stock	(239,597)	0	(6,103)	0	(233,494)	0
Purchases of treasury stock, shares		(5,079,000)
Issuances of common stock	29,295	0	(23,067)	0	52,362	0
Issuances of common stock, shares		2,194,000
Excess tax benefit from stock-based compensation	19,182	0	19,182	0	0	0
Balance at Jun. 25, 2014	$ 63,094	$ 17,625	$ 484,320	$ 2,306,532	$ (2,744,443)	$ (940)
Balance, shares at Jun. 25, 2014	64,558,909	64,559,000